SUBSEQUENT EVENTS (Details) - USD ($)	Apr. 11, 2022	Jan. 27, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 1,500,000	$ 500,000